GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Intangible assets, gross	€ 2,484	€ 2,619
Accumulated amortization	(1,756)	(1,858)
Intangible assets, net	728	761
Licenses
Intangible assets
Intangible assets, gross	1,448	1,570
Accumulated amortization	(723)	(813)
Trade name and trademark
Intangible assets
Intangible assets, gross	400	412
Accumulated amortization	(397)	(409)
Patents
Intangible assets
Intangible assets, gross	412	412
Accumulated amortization	(412)	(412)
Organization Costs
Intangible assets
Intangible assets, gross	225	225
Accumulated amortization	€ (225)	€ (225)